Accounts Receivable, Sales and Allowances - Adjustment to gross product sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revenues	$ 27,762	$ 1,202
Product Revenue
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross product sales	2,510	1,242
Revenues	1,942	439
Product Revenue | Chargebacks
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adjustments to gross products sales	(6)
Product Revenue | Government And Managed Care Rebates
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adjustments to gross products sales	(155)	(51)
Product Revenue | Commercial rebates
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adjustments to gross products sales	(56)	(46)
Product Revenue | Product returns
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adjustments to gross products sales	(53)	(51)
Product Revenue | Discounts and allowances
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adjustments to gross products sales	(14)	(12)
Product Revenue | Advertising and promotions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adjustments to gross products sales	$ (284)	$ (643)